Related Party Transactions - Schedule of Related Party Transactions (Details)									1 Months Ended																																										12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 HKD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 HKD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 HKD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 HKD ($)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2023 HKD ($)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 HKD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 HKD ($)	Sep. 30, 2022 CNY (¥)	Aug. 31, 2022 HKD ($)	May 31, 2022 CNY (¥)	May 31, 2022 HKD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 HKD ($)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 HKD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 HKD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 HKD ($)	May 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 HKD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Ms. Norma Ka Yin Chu [Member]
Schedule of Related Party Transactions [Line Items]
Relationship																																																			Founder, Chairman of the board
Financing activities:
Loans borrowed																									$ 910,000		$ 7,100,000												¥ 1,447,717		$ 1,766,215			¥ 700,000							¥ 3,760,738	¥ 3,369,211	¥ 2,147,717
Repayment of Loans	¥ 27,000	$ 30,000	¥ 171,040	$ 200,000	¥ 16,254	$ 20,000	¥ 163,934	$ 200,000	¥ 741,939	$ 816,215		$ 500,000	$ 456,200			¥ 73,652	$ 80,000	¥ 645,013	$ 738,773															¥ 230,000																	6,894,116	314,294	393,934
Loan interests payable																																																			¥ 240,075	121,023	6,932
Ms. Norma Ka Yin Chu [Member] | Mr. Samuel Derk Shuen Lim [Member]
Financing activities:
Loans borrowed																										¥ 6,916,800	$ 8,000,000	¥ 1,200,850	$ 1,500,000	¥ 1,592,108	$ 1,960,000	¥ 2,460,000	$ 3,000,000
Ms. Norma Ka Yin Chu [Member] | Ms. Norma Ka Yin Chu [Member]
Financing activities:
Loans borrowed																						¥ 1,627,866	$ 1,800,000	¥ 80,000				¥ 57,000
Repayment of Loans											¥ 444,177		$ 486,237							¥ 43,000																																43,000
Ms. Norma Ka Yin Chu [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Financing activities:
Loans borrowed														¥ 206,505	$ 225,000					179,460	$ 200,000					¥ 500,000
Ms. Katherine Shuk Kwan Lui [Member]
Schedule of Related Party Transactions [Line Items]
Relationship																																																			Chief Financial Officer
Financing activities:
Loans borrowed																																		1,250,000															¥ 841,640	$ 1,000,000	¥ 206,512	679,460	1,250,000
Repayment of Loans																																																			383,805	500,000	2,091,640
Loan interests payable																																																			2,636	2,765	41,333
Loan interests																																																			¥ 3,073	2,334	83,415
Mr. Samuel Derk Shuen Lim [Member]
Schedule of Related Party Transactions [Line Items]
Relationship																																																			Spouse of the Founder, shareholder of Voodoo
Financing activities:
Loans borrowed																																										¥ 757,476	$ 900,000				¥ 4,170,240	$ 645,538	841,640	1,000,000		8,951,618	17,671,752
Repayment of Loans																																		¥ 2,135,543	$ 3	¥ 841,640	$ 5	$ 1,000,000	¥ 3,267,213	$ 512,448					¥ 832,100	$ 1,000,000			¥ 841,640	$ 1,000,000	¥ 718,665	1,282,500	13,942,736
Loan interests payable																																																			297,021	284,323	600,920
Loan interests																																																					285,186
Reimbursement payable to Ms. Norma Ka Yin Chu [Member]
Financing activities:
Loan interests																																																			789,935
Related Party [Member]
Financing activities:
Amounts due to related parties									17,605,694											19,395,710																															17,605,694	19,395,710
Related Party [Member] | Mr. Samuel Derk Shuen Lim [Member]
Financing activities:
Amounts due to related parties									14,231,755											14,120,050																															14,231,755	14,120,050
Related Party [Member] | Ms. Norma Ka Yin Chu [Member]
Financing activities:
Amounts due to related parties									3,373,939											5,096,559																															3,373,939	5,096,559
Related Party [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Financing activities:
Amounts due to related parties																				¥ 179,101																																¥ 179,101